DEBT (Components of Interest Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
2016 Convertible Senior Notes
Debt Instrument [Line Items]
Amortization of the discount on the liability component	$ 6,463,000	[1]	$ 5,993,000	[1]	$ 3,740,000	[1]
Cash interest related to the contractual interest coupon	3,218,000	[2]	3,154,000	[2]	2,024,000	[2]
Total	9,681,000		9,147,000		5,764,000
Amortization of debt discount, capitalized interest	1,000,000		1,100,000
Cash interest related to contractual interest coupon, capitalized interest	500,000		600,000
2012 Senior Convertible Notes
Debt Instrument [Line Items]
Amortization of the discount on the liability component	0	[1]	2,527,000	[1]	6,850,000	[1]
Cash interest related to the contractual interest coupon	0	[2]	1,378,000	[2]	3,919,000	[2]
Total	0		3,905,000		10,769,000
Amortization of debt discount, capitalized interest			500,000
Cash interest related to contractual interest coupon, capitalized interest			$ 300,000

[1]	In 2013, the amortization of the discount on the liability component of the 2016 Note is presented net of capitalized interest of $1.0 million. In 2012, the amortization of the discount on the liability component of the 2016 and 2012 Notes are presented net of capitalized interest of $1.1 million and $0.5 million, respectively.
[2]	In 2013, the cash interest related to the contractual interest coupon on the 2016 Note is presented net of capitalized interest of $0.5 million. In 2012, the cash interest related to the contractual interest coupon on the 2016 and 2012 Notes are presented net of capitalized interest of $0.6 million and $0.3 million, respectively.